Debt (Details) (USD $)	12 Months Ended				1 Months Ended		1 Months Ended			12 Months Ended																				1 Months Ended		12 Months Ended
	Dec. 31, 2011 Property	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Bank Line of Credit	Mar. 31, 2010 Term Loan	Mar. 10, 2010 Term Loan	Sep. 30, 2011 Senior Unsecured Notes	Jan. 31, 2011 Senior Unsecured Notes	Sep. 30, 2010 Senior Unsecured Notes	Dec. 31, 2011 Senior Unsecured Notes Y	Sep. 29, 2011 Senior Unsecured Notes	Jan. 24, 2011 Senior Unsecured Notes Y	Dec. 31, 2011 Senior Unsecured Notes Debt instrument maturing in 2012	Dec. 31, 2011 Senior Unsecured Notes Debt instrument maturing in 2013	Dec. 31, 2011 Senior Unsecured Notes Debt instrument maturing in 2014	Dec. 31, 2011 Senior Unsecured Notes Debt instrument maturing in 2015	Dec. 31, 2011 Senior Unsecured Notes Debt instrument maturing in 2016	Dec. 31, 2011 Senior Unsecured Notes Debt instrument maturing in 2017	Dec. 31, 2011 Senior Unsecured Notes Debt instrument maturing in 2018	Dec. 31, 2011 Senior Unsecured Notes Debt instrument maturing in 2021	Dec. 31, 2011 Senior Unsecured Notes Debt instrument maturing thereafter	Jan. 31, 2011 Senior Unsecured, 2.70% notes due 2014	Jan. 24, 2011 Senior Unsecured, 2.70% notes due 2014	Jan. 31, 2011 Senior Unsecured, 3.75% notes due 2016	Jan. 24, 2011 Senior Unsecured, 3.75% notes due 2016	Jan. 31, 2011 Senior Unsecured, 5.375% notes due 2021	Jan. 24, 2011 Senior Unsecured, 5.375% notes due 2021	Jan. 31, 2011 Senior Unsecured, 6.75% notes due 2041	Jan. 24, 2011 Senior Unsecured, 6.75% notes due 2041	Jan. 31, 2012 Senior Unsecured, 3.75% notes due 2019	Jan. 23, 2012 Senior Unsecured, 3.75% notes due 2019	Dec. 31, 2011 Mortgage and Other Secured Debt Y Facility	Aug. 03, 2009 Mortgage and Other Secured Debt	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing in 2012	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing in 2013	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing in 2014	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing in 2015	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing in 2016	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing in 2017	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing in 2018	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing in 2019	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing in 2020	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing in 2021	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing thereafter	Dec. 31, 2011 Other Debt Property deposit
Debt Instrument
Line of credit facility, maximum borrowing capacity				$ 1,500,000,000
Length of revolving credit facility extension period (in years)				1 year
Line of credit facility additional aggregate amount				500,000,000
Debt instrument, variable rate basis				LIBOR	LIBOR
Debt instrument, facility fee (as a percent)				0.30%
Debt instrument, basis spread on variable rate (as a percent)				1.50%		2.00%
Debt instrument, effective interest rate (as a percent)										5.70%																						6.12%
Amount outstanding under revolving credit facility	454,000,000			454,000,000
Debt instrument, covenant debt to assets (as a percent)				60.00%
Debt instrument, covenant secured debt to assets (as a percent)				30.00%
Debt instrument, covenant unsecured debt to unencumbered assets (as a percent)				60.00%
Debt instrument, covenant minimum fixed charge coverage ratio				1.5
Debt instrument, covenant net worth				8,000,000,000
Repayments of term loans		200,000,000	320,000,000		200,000,000
Charge of unamortized issuance costs					1,300,000
Debt instrument, interest rate, effective percentage rate range minimum (as a percent)										1.45%																						1.96%
Debt instrument, interest rate, effective percentage rate range maximum (as a percent)										7.07%																						8.78%
Issuance of senior unsecured notes								2,400,000,000														400,000,000		500,000,000		1,200,000,000		300,000,000		450,000,000
Weighted-average maturity (in years)										6.34		10.3																				4.37
Net proceeds from issuance of senior unsecured notes								2,370,000,000																						444,000,000
Repayment of senior unsecured notes							292,000,000		200,000,000
Interest rate on repaid maturing debt (as a percent)									4.88%		4.82%												2.70%		3.75%		5.375%		6.75%		3.75%
2012	316,761,000									250,000,000																						66,761,000
2013	917,374,000									550,000,000																						367,374,000
2014	670,758,000									487,000,000																						183,758,000
2015	1,156,102,000			454,000,000						400,000,000																						302,102,000
2016	1,185,586,000									900,000,000																						285,586,000
Thereafter	3,422,687,000									2,850,000,000																						572,687,000
Debt instrument principal outstanding, total	7,669,268,000									5,437,000,000			250,000,000	550,000,000	487,000,000	400,000,000	900,000,000	750,000,000	600,000,000	1,200,000,000	300,000,000											1,778,268,000	425,000,000	66,761,000	367,374,000	183,758,000	302,102,000	285,586,000	512,460,000	5,747,000	1,184,000	1,276,000	4,242,000	47,778,000
Weighted-Average Interest Rate (as a percent)				2.26%								4.83%	6.67%	5.81%	3.28%	6.64%	5.07%	6.04%	6.83%	5.53%	6.89%													4.91%	6.04%	5.74%	6.01%	6.92%	6.10%	5.90%			5.57%	5.18%
(Discounts) and premiums, net	(34,634,000)									(20,937,000)																						(13,697,000)
Debt instrument, carrying amount	7,634,634,000
Repayments of secured debt	169,783,000	636,096,000	234,080,000
Number of healthcare facilities used to secure debt																																138
Debt instrument, collateral, healthcare facilities carrying value																																2,200,000,000
Portion of other debt and occupancy fee deposits excluded from schedule of debt maturities	87,985,000	92,187,000																																											88,000,000
Number of CCRC issuing life care bonds	2																																												2
Non-interest bearing occupancy fee deposits																																													2
Debt instrument, principal outstanding, refundable upon moving out																																													31,000,000
Debt instrument, principal outstanding, refundable after remarketed																																													57,000,000
Senior unsecured notes	5,416,063,000	3,318,379,000								5,416,063,000
Mortgage debt	1,764,571,000	1,235,779,000																														1,764,571,000
Debt instrument collateral, participation in first mortgage loan, carrying value																																	$ 720,000,000